Level 3 Financial Instrument Narrative (Details)	3 Months Ended
Sep. 30, 2017 USD ($)
Level 3 Financial Instrument Narrative Details
Opening Balance of Financial Instrument	$ 5,072,579
Stock issued	443,482
Exercises	(112,511)
Change in fair value recognized in operations	(1,813,249)
Closing Balance of Finacial Instrument	$ 3,590,301